Business Combinations - Summary of Purchase Price Allocation (Parenthetical) (Details) - USD ($) $ in Millions	Apr. 30, 2025	Jul. 17, 2024	May 10, 2024
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents acquired	$ 12
InSemi Technology Services Private Limited
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents acquired			$ 5
In-tech Holding GmbH
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents acquired		$ 23